LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.33%
Brazil–2.54%
Ambev	1,874,300	$ 4,198,560
Hypera	726,500	3,843,429
Petrobras Distribuidora	1,419,700	5,139,426
		13,181,415
China–12.71%
Agricultural Bank of China Class H	10,995,000	3,449,735
Bank of China Class H	11,170,100	3,474,128
†Beijing Enterprises Water Group	11,294,000	4,401,313
China CITIC Bank Class H	8,671,000	3,360,362
China Everbright Environment Group	8,060,000	4,608,190
China Petroleum & Chemical Class H	9,452,000	3,816,415
China Railway Construction Class H	4,227,000	2,923,840
China Resources Power Holdings	4,152,238	4,605,283
China Shenhua Energy Class H	2,467,000	4,427,863
China Unicom Hong Kong	7,184,000	4,715,521
CITIC	3,885,000	2,880,630
Country Garden Holdings	3,988,744	4,938,965
Fosun International	3,941,000	4,616,579
Hengan International Group	572,500	4,190,738
Industrial & Commercial Bank of China Class H	6,234,000	3,247,261
Kunlun Energy	9,446,000	6,237,397
		65,894,220
Hong Kong–10.76%
Bank of Communications Class H	7,093,000	3,418,631
Brilliance China Automotive Holdings	5,730,000	5,415,194
China Communications Construction Class H	6,370,000	3,349,739
China Construction Bank Class H	5,131,000	3,333,981
China Minsheng Banking Class H	5,990,500	3,147,681
China Mobile	568,500	3,649,362
China National Building Material Class H	3,990,000	5,085,038
China Railway Group Class H	9,102,000	4,299,942
China Telecom Class H	14,178,000	4,259,746
Great Wall Motor Class H	7,497,500	9,563,932
Guangzhou Automobile Group Class H	4,255,200	3,569,637
Postal Savings Bank of China Class H	6,421,000	2,704,930
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Sinopharm Group Class H	1,872,400	$ 3,956,757
		55,754,570
Hungary–0.96%
Richter Gedeon	236,327	4,988,434
		4,988,434
India–7.67%
Hero MotoCorp	194,360	8,295,948
Indian Oil	3,949,776	3,959,812
NTPC	4,094,142	4,736,937
Oil & Natural Gas	5,072,995	4,773,585
Piramal Enterprises	506,043	8,623,397
Vedanta	5,029,982	9,382,596
		39,772,275
Malaysia–1.61%
†CIMB Group Holdings	5,382,600	3,997,265
Genting	5,662,000	4,345,120
		8,342,385
Mexico–5.15%
Arca Continental	1,058,800	4,563,880
Coca-Cola Femsa	1,087,300	4,407,913
†Fibra Uno Administracion	6,037,011	4,767,031
Gruma Class B	560,980	6,208,163
Grupo Mexico	2,641,400	6,723,108
		26,670,095
Republic of Korea–20.25%
Hana Financial Group	271,102	6,512,700
†Hyundai Mobis	36,118	7,085,767
†Hyundai Motor	69,599	10,601,327
Industrial Bank of Korea	781,529	5,338,704
KB Financial Group	179,122	5,767,725
Kia Motors	225,346	9,036,809
Korea Investment Holdings	135,401	8,368,370
KT&G	77,094	5,444,531
LG	100,962	6,410,466
LG Uplus	528,377	5,191,123
Lotte Chemical	34,940	5,857,469
POSCO	35,877	6,006,300
Shinhan Financial Group	217,944	5,113,090
SK Holdings	38,843	6,558,407
SK Telecom	30,445	6,188,899
Woori Financial Group	751,143	5,492,419
		104,974,106
Russia–6.88%
†Alrosa PJSC	5,610,170	5,326,071
Gazprom PJSC ADR	951,121	4,139,221
Novolipetsk Steel GDR	295,011	6,531,811
†Sberbank of Russia PJSC	1,712,580	5,025,008
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
Severstal PAO	390,902	$ 4,986,321
Surgutneftegas PJSC	11,641,100	5,187,973
†VTB Bank PJSC	10,006,460,000	4,442,868
		35,639,273
South Africa–8.99%
†Absa Group	927,786	4,915,918
†Growthpoint Properties	6,843,323	5,002,231
†Life Healthcare Group Holdings	4,286,261	4,357,377
†MTN Group	2,230,319	7,483,020
†Nedbank Group	933,114	5,583,770
†Old Mutual	7,225,800	4,453,886
Shoprite Holdings	647,197	5,279,968
SPAR Group	424,088	4,801,689
Vodacom Group	646,809	4,743,239
		46,621,098
Taiwan–12.70%
Asia Cement	3,244,000	4,674,142
Asustek Computer	711,000	6,255,537
Catcher Technology	659,000	4,163,885
Compal Electronics	7,715,000	5,102,329
Hon Hai Precision Industry	1,824,000	4,903,843
Inventec	6,025,000	4,693,414
Lite-On Technology	3,207,000	5,136,653
Nanya Technology	2,612,000	5,249,654
Pegatron	2,431,000	5,397,812
Pou Chen	5,261,000	4,778,473
Taiwan Cement	3,473,454	4,997,425
Walsin Technology	794,000	4,278,251
Wistron	5,979,000	6,200,643
		65,832,061
Thailand–4.06%
Charoen Pokphand Foods	6,079,091	5,371,663
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
†Kasikornbank NVDR	1,736,400	$ 4,238,827
†PTT Global Chemical	5,361,400	6,640,945
Siam Commercial Bank NVDR	2,324,700	4,787,213
		21,038,648
United Arab Emirates–3.05%
Abu Dhabi Commercial Bank PJSC	3,096,440	4,778,699
Aldar Properties PJSC	9,713,609	5,360,945
†Emaar Properties PJSC	7,358,682	5,651,345
		15,790,989
Total Common Stock (Cost $528,557,736)		504,499,569
PREFERRED STOCKS–1.54%
Brazil–0.66%
Telefonica Brasil 4.61%	439,200	3,405,112
		3,405,112
Russia–0.88%
Transneft PJSC 6.44%	2,413	4,586,579
		4,586,579
Total Preferred Stocks (Cost $13,114,684)		7,991,691

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	1,238,445	1,238,445
Total Money Market Fund (Cost $1,238,445)		1,238,445

TOTAL INVESTMENTS–99.11% (Cost $542,910,865)	513,729,705
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	4,599,462
NET ASSETS APPLICABLE TO 73,251,287 SHARES OUTSTANDING–100.00%	$518,329,167

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
125	E-mini MSCI Emerging Markets Index	$6,803,125	$6,783,310	12/18/20	$19,815	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$13,181,415	$—	$—	$13,181,415
China	—	65,894,220	—	65,894,220
Hong Kong	—	55,754,570	—	55,754,570
Hungary	—	4,988,434	—	4,988,434
India	—	39,772,275	—	39,772,275
Malaysia	—	8,342,385	—	8,342,385
Mexico	26,670,095	—	—	26,670,095
Republic of Korea	—	104,974,106	—	104,974,106
Russia	19,642,170	15,997,103	—	35,639,273
South Africa	10,081,657	36,539,441	—	46,621,098
Taiwan	—	65,832,061	—	65,832,061
Thailand	12,012,608	9,026,040	—	21,038,648
United Arab Emirates	—	15,790,989	—	15,790,989
Preferred Stocks
Brazil	3,405,112	—	—	3,405,112
Russia	—	4,586,579	—	4,586,579
Money Market Fund	1,238,445	—	—	1,238,445
Total Investments	$86,231,502	$427,498,203	$—	$513,729,705
Derivatives:

Assets:
Futures Contract	$19,815	$—	$—	$19,815
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Emerging Markets 100 Fund–5